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November 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:               RiverSource Special Tax-Exempt Series Trust
                       RiverSource Massachusetts Tax-Exempt Fund
                       RiverSource Michigan Tax-Exempt Fund
                       RiverSource Minnesota Tax-Exempt Fund
                       RiverSource New York Tax-Exempt Fund
                       RiverSource Ohio Tax-Exempt Fund

                  Post-Effective Amendment No. 43
                  File No. 33-5102/811-4647



Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant's Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on October 25, 2006.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.